ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Business Combinations [Abstract]
ACQUISITIONS
2.	ACQUISITIONS

The Company completed a number of immaterial acquisitions during 2014 and 2013. The operating results of the acquired businesses have been included in the Company’s results of operations since the respective dates of the acquisitions. Assets acquired and liabilities assumed are measured at their acquisition-date fair value. Goodwill recognized in connection with the Company’s acquisitions is primarily attributable to the expected profitability, assembled workforces and operational infrastructure of the acquired businesses and the synergies expected to result after integration of those acquired businesses. The purchase price allocation for the 2014 acquisitions has not been finalized due to the recent timing of the acquisitions.

2014 Acquisitions

West region

•	On March 31, 2014, the Company acquired all of the stock of Troy Vines, Inc., an integrated aggregates and ready-mixed concrete business headquartered in Midland, Texas, which serves the Permian Basin region of West Texas. The acquisition was funded with cash on hand.

•	On January 17, 2014, the Company acquired all of the membership interests of Alleyton Resource Corporation, Colorado Gulf, LP and certain assets of Barten Shepard Investments, LP, an aggregates and ready-mixed concrete business in Houston, Texas. The Alleyton acquisition was funded with a portion of the proceeds from the January 17, 2014 issue and sale of $260.0 million aggregate principal amount of 10.5% senior notes due 2020 by the Company.

East region

•	On June 9, 2014, the Company acquired all of the membership interests of Buckhorn Materials LLC, an aggregates quarry in South Carolina, and Construction Materials Group LLC, a sand pit in South Carolina. The acquisition was funded with borrowings under the Company’s revolving credit facility.

2013 Acquisitions

West region

•	On April 1, 2013, the Company acquired all of the membership interests of Westroc, LLC, an aggregates and ready-mixed concrete provider near Salt Lake City, Utah, with borrowings under the Company’s revolving credit facility.

Central region

•	On April 1, 2013, the Company acquired certain aggregates, ready-mixed concrete and asphalt assets of Lafarge North America, Inc. in and around Wichita, Kansas, with borrowings under the Company’s revolving credit facility.

(2) Acquisitions

The Company has acquired a number of entities since its formation in 2009, which were financed through a combination of debt and contributions from Parent. The operations of each acquisition have been included in the Company’s consolidated results of operations since the respective dates of the acquisitions. The Company measures all assets acquired and liabilities assumed at their acquisition-date fair value.

2013 Acquisitions

Central region

•	On April 1, 2013, the Company acquired certain aggregates, ready-mixed concrete and asphalt assets of Lafarge North America, Inc. in and around Wichita, Kansas, with borrowings under the Company’s senior secured revolving credit facility.

West region

•	On April 1, 2013, the Company acquired all of the membership interests of Westroc, LLC, an aggregates and ready-mixed concrete provider near Salt Lake City, Utah, with borrowings under the Company’s senior secured revolving credit facility.

2012 Acquisitions

Central region

•	On February 29, 2012, the Company acquired certain assets of Norris Quarries, LLC, an aggregates business in northwest Missouri, with proceeds from debt, including the Company’s senior secured revolving credit facility.

West region

•	On November 30, 2012, the Company acquired all of the stock of Sandco, Inc., an aggregates and ready-mixed concrete business in Colorado, with cash on-hand.

East region

•	On October 5, 2012, the Company acquired certain assets of Kay & Kay Contracting, LLC, an aggregates, asphalt and paving business in Kentucky, with cash on-hand.

Pro Forma Financial Information—The following unaudited supplemental pro forma information presents the financial results as if the 2012 acquisitions occurred on January 1, 2011. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisitions been made on January 1, 2011, nor is it indicative of any future results. The 2013 acquisitions were not material individually or in the aggregate.

	Year ended
	December 28, 2013	December 29, 2012
Revenue	$916,201	$976,797
Net loss	(103,679)	(45,976)

The purchase price allocation for the 2012 and 2013 acquisitions has been finalized. The following table summarizes aggregated information regarding the fair values of the assets acquired and liabilities assumed as of the respective acquisition dates in 2013 and 2012:

	2013	2012
Financial assets	$8,302	$1,397
Inventories	3,954	6,988
Property, plant and equipment	40,580	21,543
Other assets	52	1,330
Intangible assets(1)	7,428	3,172
Financial liabilities	(6,164)	(944)
Other long-term liabilities	(1,050)	(364)

Net assets acquired	53,102	33,122
Goodwill	16,120	26,230

Total purchase price	69,222	59,352

Noncash transactions:
Acquisition related liabilities	(7,902)	(10,547)
Other	281	(48)

Total noncash transactions	(7,621)	(10,595)

Net cash paid for acquisitions	$61,601	$48,757

(1)	Intangible assets acquired relate to aggregate reserves to which the Company has the rights of ownership, but do not own the reserves ($5.9 million) and the differential between contractual lease rates and market rates for leases of aggregate reserves and office space. The acquired intangible assets in total, the reserve rights and the lease assets have weighted-average lives of 18 years, 20 years and 11 years, respectively.